Law Offices STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103 (215) 564-8000 September 26, 2008

Rule 497(j) filing SEC File Nos. 333-193501 811-21993

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re: RevenueShares ETF Trust (the “Trust”) (File Nos. 333-193501; 811-21993) Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information relating to the RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Numbers 4/6 to the Trust’s Registration Statement on From N-1A, filed with the SEC on September 19, 2008.

     Please direct questions or comments relating to this filing to me at (215) 564-8011, or, in my absence, to J. Stephen Feinour, Jr., at (215) 564-8521.

Very truly yours, /s/ Michael D. Mabry Michael D. Mabry

cc: Vincent T. Lowry